Condensed Financial Information of Registrant (SMFG) - Condensed Income Statement (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income:
Interest income from SMBC	¥ 1,780,370	¥ 2,407,045	¥ 2,406,350
Dividends from other subsidiaries, associates and joint ventures	74,109	79,840	87,850
Fees and commission income from subsidiaries	1,174,382	1,147,132	1,101,777
Other income	138,223	155,631	505,666
Expense:
Interest expense	397,245	1,090,730	1,137,430
Operating and other expense	1,962,994	2,185,192	2,255,470
Profit before tax	956,478	282,751	831,892
Income tax expense	251,402	51,768	184,306
Net profit	705,076	230,983	647,586
Profit attributable to:
Shareholders	687,483	200,052	541,932
Other equity instruments holders	13,122	12,364	11,875
Sumitomo mitsui banking corporation [member]
Expense:
Profit before tax	289,477
SMFG [member]
Income:
Fees and commission income from subsidiaries	7,777	9,048	5,666
Other income	794	19	106,712
Total income	484,214	833,818	629,259
Expense:
Interest expense	154,298	148,177	128,360
Operating and other expense	31,806	22,812	24,857
Total expense	194,737	189,819	171,178
Profit before tax	289,477	643,999	458,081
Income tax expense	(5,710)	(6,416)	(28,517)
Net profit	295,187	650,415	486,598
Profit attributable to:
Shareholders	282,065	638,051	474,723
Other equity instruments holders	13,122	12,364	11,875
SMFG [member] | Sumitomo mitsui banking corporation [member]
Income:
Interest income from SMBC	170,777	165,322	145,075
Dividends from other subsidiaries, associates and joint ventures	272,952	637,703	325,333
Expense:
Interest expense	4,313	4,328	4,298
SMFG [member] | Other subsidiaries and associate [Member]
Income:
Dividends from other subsidiaries, associates and joint ventures	31,914	21,726	46,473
SMFG [member] | Other subsidiaries [member]
Expense:
Interest expense	¥ 4,320	¥ 14,502	¥ 13,663